Financial assets and liabilities - Carrying amount and fair value of borrowings (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Financial assets and liabilities
Amount drawn	$ 6,975	$ 5,942
Deferred debt issue costs and bond premium/discount	(114)	(32)
Net borrowings	6,861	5,910
Not At Fair Value
Financial assets and liabilities
Amount drawn	6,609	5,578
Deferred debt issue costs and bond premium/discount	(114)	(32)
Net borrowings	6,495	5,546
Not At Fair Value | Loan notes
Financial assets and liabilities
Amount drawn	6,595	5,556
Deferred debt issue costs and bond premium/discount	(112)	(27)
Net borrowings	6,483	5,529
Not At Fair Value | Global Asset Based Loan Facility and other borrowings
Financial assets and liabilities
Amount drawn	14	22
Deferred debt issue costs and bond premium/discount	(2)	(5)
Net borrowings	12	17
Fair Value
Financial assets and liabilities
Fair value	6,798	5,774
Fair Value | Loan notes
Financial assets and liabilities
Fair value	6,784	5,752
Fair Value | Global Asset Based Loan Facility and other borrowings
Financial assets and liabilities
Fair value	$ 14	$ 22